Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization Expense, Year 1	$ 809
Amortization Expense, Year 2	865
Amortization Expense, Year 3	878
Amortization Expense, Year 4	859
Amortization Expense, Year 5	829
Amortization of Intangible Assets	$ 778	$ 722	$ 713